UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4260
                                   ------------


                       AXP GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                   AXP(R) SHORT DURATION U.S. GOVERNMENT FUND
                           A FEEDER FUND INVESTING IN
                           GOVERNMENT INCOME PORTFOLIO
                       PORTFOLIO HOLDINGS AT FEB. 28, 2005

Investments in Securities

Government Income Portfolio

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (101.2%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. government obligations & agencies (45.9%)
Federal Farm Credit Bank
   07-17-06               2.13%           $15,100,000              $14,801,775
   10-02-06               2.38             14,600,000               14,314,833
Federal Home Loan Bank
   03-13-06               2.50             24,785,000               24,545,230
   05-15-06               3.00             25,570,000               25,415,915
   05-22-06               2.88             90,080,000               89,388,366
   09-15-06               3.50             43,500,000(e)            43,394,208
   12-17-07               3.25             22,660,000               22,230,820
Federal Home Loan Mtge Corp
   07-15-06               5.50             60,000,000               61,557,060
   01-30-07               3.00             10,950,000               10,774,515
   02-15-07               2.38             37,400,000               36,446,300
   02-23-07               2.85             21,675,000               21,300,066
   09-15-07               3.50             24,275,000(b)            24,088,689
Federal Natl Mtge Assn
   02-15-06               5.50             15,500,000               15,800,344
   02-28-06               2.25              6,770,000                6,691,488
   04-13-06               2.15              4,500,000                4,433,922
   03-02-07               3.00             16,000,000               15,756,416
   12-15-07               3.13             21,640,000               21,172,922
   05-15-08               6.00             17,850,000               18,895,332
Student Loan Mtge Assn
   06-25-05               2.25             16,325,000(d)            16,260,190
   03-15-33               2.16             14,800,000(d)            14,690,184
U.S. Treasury
   01-31-06               1.88             66,130,000               65,331,811
   11-30-06               2.88            100,720,000               99,598,683
   01-31-07               3.13              3,790,000(b)             3,758,615
   02-15-07               2.25             20,683,000 (b,l)         20,168,345
   08-15-07               2.75             13,775,000(b)            13,479,595
   08-15-07               3.25             76,585,000               75,840,058
   11-15-07               3.00             25,060,000(b)            24,606,765
   01-15-10               3.63             15,785,000(b)            15,521,075
   02-15-10               3.50              3,430,000                3,354,166
Total                                                              823,617,688

Commercial mortgage-backed(f)/ Asset-backed securities (4.2%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00             12,000,000(m)            11,842,500
Centex Home Equity
  Series 2001-A Cl A4 (MBIA)
   07-25-29               6.47              3,249,180(m)             3,284,738
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              5,200,000                5,177,515
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26               4.90              9,600,000                9,786,918
  Series 2004-C6 Cl A2
   08-15-29               4.19              6,165,000                6,074,868
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96             12,170,000               12,060,771
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              6,500,000                6,447,675
Providian Gateway Master Trust
  Series 2004-DA Cl A
   09-15-11               3.35             10,500,000(d)            10,286,724
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86             11,185,703(m)            11,207,403
Total                                                               76,169,112

Mortgage-backed securities (51.0%)(f,g)
Federal Home Loan Mtge Corp
   09-01-09               6.50                369,234                  389,617
   10-01-10               7.00              1,158,556                1,222,323
   03-01-12               7.50              4,496,602                4,783,756
   07-01-12               5.50                510,793                  522,824
   02-01-13               5.00              3,651,974                3,677,652
   04-01-13               4.50              2,685,097                2,666,112
   04-01-13               5.00              3,401,283                3,425,198
   05-01-13               4.50             21,553,396               21,401,374
   06-01-15               7.50              8,682,493                9,279,510
   04-01-17               6.50             27,419,599               28,931,965
   07-01-17               6.50             13,701,952               14,395,558
   11-01-17               5.00              5,425,667                5,476,238
   11-01-17               5.50              9,686,419                9,939,836
   09-01-19               5.50              4,533,072                4,651,332
   07-01-24               8.00                583,876                  632,471
   01-01-25               9.00                838,758                  933,013
   06-01-25               8.00                693,144                  749,618
   08-01-25               8.00                177,324                  191,772
   05-01-26               9.00              1,298,381                1,444,807
   10-01-34               5.01              7,858,990(k)             7,920,840
  Collateralized Mtge Obligation
   12-15-08               6.00              8,128,934                8,347,011
   03-15-12               5.00             12,257,808               12,307,972
   04-15-12               5.00             18,950,495               19,233,782
   06-15-16               7.00             13,049,934               13,887,572
   08-15-16               4.00             12,062,591               11,882,478
   02-15-20               4.50             15,104,468               15,080,213
   01-15-33               5.00              1,012,528                1,010,984
  Interest Only
   12-15-12              12.70             13,074,141(i)               832,759
   02-15-14               7.40             11,551,796(i)               819,253
   01-01-20               0.00                 16,028(i)                 3,125
   03-15-25               0.00             12,046,713(i)             1,091,125
  Interest Only/Inverse Floater
   11-15-19               5.35             10,722,847(h,i)           1,086,722
   03-15-32               0.00              3,538,283(h,i)             303,417

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT FEB. 28,
     2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn
   09-01-07               8.50%              $123,186                 $124,514
   10-01-07               7.50                475,038                  492,717
   12-01-08               7.50                757,094                  785,271
   01-01-09               5.74              3,212,303                3,348,521
   05-01-09               7.50              1,668,718                1,730,823
   10-01-09               7.11              4,280,662                4,715,143
   01-01-10               5.00              1,199,784                1,215,095
   07-01-11               7.50                830,835                  878,807
   11-01-12               5.00                760,593                  765,941
   12-01-12               5.00              1,266,698                1,288,370
   04-01-13               5.50             14,393,029               14,732,052
   05-01-13               5.00             18,321,687               18,450,510
   05-01-13               5.50              4,437,166                4,564,468
   05-01-13               6.00                998,663                1,042,539
   06-01-13               5.00              2,879,174                2,899,418
   08-01-13               4.50              8,958,665                8,895,325
   10-01-13               6.00              2,821,595                2,945,560
   12-01-13               5.50              1,575,915                1,619,621
   01-01-14               5.50                897,086                  921,965
   01-01-14               6.00                552,010                  576,262
   03-01-14               6.00              1,077,599                1,124,942
   06-01-14               6.50              8,897,185                9,363,515
   08-01-14               6.50                427,413                  449,778
   09-01-14               6.00              1,947,397                2,042,690
   08-01-15               5.50             18,936,948               19,462,140
   06-01-17               6.00             14,528,980               15,198,209
   06-01-17               6.50              3,507,933                3,688,856
   06-01-17               7.00                813,858                  859,393
   07-01-17               6.00             31,443,829               32,892,285
   08-01-17               5.50             21,345,124               21,940,507
   08-01-17               6.00             13,063,555               13,529,323
   08-01-17               7.00              1,505,070                1,589,279
   09-01-17               6.00                361,016                  376,063
   11-01-17               5.50             14,913,496               15,327,867
   11-01-17               6.00              2,022,652                2,127,191
   01-01-18               5.50              1,955,822                2,010,261
   02-01-18               5.50             14,351,173               14,749,833
   04-01-18               5.50             12,705,552               13,072,362
   05-01-18               5.50              1,364,110                1,401,620
   06-01-18               5.50                918,940                  944,430
   03-01-20               5.00              4,500,000(e)             4,529,529
   11-01-21               8.00                245,387                  266,444
   11-01-23               6.00              1,857,859                1,917,348
   06-01-24               9.00                613,496                  677,256
   02-01-26               6.00                128,394                  132,100
   05-01-26               7.50                945,084                1,014,788
   12-01-28               7.00              2,556,276                2,705,203
   04-01-31               6.50              4,302,672                4,499,605
   09-01-31               7.50              3,244,542                3,478,054
   11-01-31               6.50              1,673,874                1,744,453
   06-01-32               6.50              4,532,055(e)             4,722,634
   09-01-32               6.50              2,440,188                2,542,801
   11-01-32               7.00                187,752                  197,991
   04-01-33               4.38             12,912,099(k)            12,949,544
   04-01-33               4.59              9,951,260(k)             9,964,287
   05-01-33               4.59              8,710,493(k)             8,723,234
   06-01-33               5.50             18,108,885(e)            18,284,465
   07-01-33               4.41              4,354,957(k)             4,357,939
   07-01-33               4.45             12,466,575(k)            12,442,217
   07-01-33               4.97              7,146,180(k)             7,215,356
   08-01-33               3.20                868,091(k)               875,672
   08-01-33               4.12              3,450,551(k)             3,409,717
   09-01-33               4.19              3,280,114(k)             3,246,663
   11-25-33               2.91             12,377,199               12,344,325
   08-01-34               4.53              5,179,149(k)             5,182,567
   09-01-34               4.85              6,780,923(k)             6,852,216
   10-01-34               5.09              7,575,309(k)             7,715,755
   11-01-34               5.07              7,082,314(k)             7,152,925
   02-01-35               4.65              8,443,981(k)             8,426,742
   02-01-35               6.50             20,070,000               20,897,888
   03-01-35               6.00             19,000,000(e)            19,486,875
   03-01-35               7.00             13,250,000               13,970,469
  Collateralized Mtge Obligation
   03-25-13               4.50              7,253,336                7,285,824
   10-25-13               5.00             20,567,514               20,867,335
   12-25-13               4.50             20,130,839               20,274,992
   07-25-16               4.00             10,956,719               10,787,924
   10-25-19               4.50             13,751,484               13,703,564
   07-25-23               5.50             21,000,000               21,391,294
   12-25-26               4.50              6,071,306                6,058,014
   12-25-26               8.00              4,377,826                4,652,410
   06-25-33               6.84              3,854,353(k)             3,942,469
   04-25-34               5.50              4,841,209                4,941,735
   05-25-34               3.75             10,100,000                9,984,745
   06-25-34               5.00             12,750,000               12,911,970
   05-25-42               5.30              7,151,269                7,187,658
   07-25-42               5.50              2,339,236                2,334,872
   10-25-42               7.50              4,848,651                5,140,286
   08-25-43               4.61              7,825,000                7,849,492
   06-25-44               7.50              5,330,369                5,731,415
  Interest Only
   12-25-12              13.29             10,910,016(i)               672,757
   11-25-13              10.08             10,950,000(i)             1,046,703
   08-01-18               0.00                 10,036(i)                 2,039
   01-15-20               0.00                377,083(i)                77,901
   07-25-22               0.00              1,212,850(i)               210,377
   03-25-23               7.94              3,002,389(i)               540,100
   12-25-31               1.92              3,654,921(i)               678,550
  Interest Only/Inverse Floater
   02-25-32               0.00              6,602,720(h.i)             580,234
  Principal Only
   06-25-21               2.67                 57,103(j)                52,584
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.45              5,034,603                5,109,266
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.45              7,555,467(k)             7,513,898
Govt Natl Mtge Assn
   08-15-13               6.00              1,767,308                1,853,610
   09-15-14               6.00              9,463,885                9,926,064
   06-15-33               7.00              3,405,651                3,619,701
  Collateralized Mtge Obligation
   03-16-20               4.59              9,741,954                9,791,463
  Interest Only
   03-20-29               7.17              6,566,332(i)               603,247
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98              9,923,666(k)             9,755,913
  Series 2004-10 3A1B
   01-19-35               5.18              5,501,734(k)             5,545,803
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34               5.15              3,645,756(k)             3,679,115
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33               5.50              4,268,193                4,289,325
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.59              7,582,765(k)             7,637,592
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38              7,627,791(k)             7,613,005
Wells Fargo Mtge Trust
  Series 2005-AR2
   03-25-35               4.57              4,750,000(k)             4,716,787
Total                                                              915,254,790

Total bonds
(Cost: $1,830,309,463)                                          $1,815,041,590

Short-term securities (7.1%)(c)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (3.4%)
Federal Home Loan Mtge Corp Disc Nts
   03-16-05               2.28%           $20,000,000              $19,979,737
   05-10-05               2.62              8,000,000                7,958,936
Federal Natl Mtge Assn Disc Nts
   03-09-05               2.26             13,600,000               13,592,306
   05-04-05               2.61              5,200,000                5,175,596
   05-11-05               2.62             15,000,000               14,921,895
Total                                                               61,628,470

Commercial paper (3.6%)
Jupiter Securitization
   03-14-05               2.53             50,000,000               49,950,806
Thunder Bay Funding LLC
   03-14-05               2.53             15,000,000               14,985,242
Total                                                               64,936,048

Total short-term securities
(Cost: $126,569,685)                                              $126,564,518

Total investments in securities
(Cost: $1,956,879,148)(n)                                       $1,941,606,108

See accompanying notes to investments in securities.
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2 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT FEB. 28,
     2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b)   At Feb. 28, 2005, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 3.9% of net assets. 3.2% of net assets is the Portfolio's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2005, the value of these securities amounted to $41,237,098 or 2.3% of net assets.

(e) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $90,803,742.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2005:

      Security                Principal   Settlement   Proceeds          Value
                               amount        date     receivable
      Federal Natl Mtge Assn
         03-01-20 5.50%      $45,750,000   03-17-05   $47,109,102  $46,850,837
         03-01-20 6.00%       12,000,000   03-17-05    12,538,125   12,491,256

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 28, 2005. At Feb. 28, 2005, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2005.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2005.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contracts
      U.S. Long Bond, June 2005, 20-year                           $ 9,000,000
      U.S. Treasury Note, June 2005, 2-year                         70,800,000

      Sale contracts
      U.S. Treasury Note, March 2005, 5-year                        66,700,000
      U.S. Treasury Note, March 2005, 10-year                        2,200,000
      U.S. Treasury Note, June 2005, 10-year                           800,000

(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --   American Municipal Bond Association Corporation

      MBIA     --   MBIA Insurance Corporation

(n) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $1,956,879,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $  5,803,000
      Unrealized depreciation                                      (21,076,000)
                                                                   -----------
      Net unrealized depreciation                                 $(15,273,000)
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT FEB. 28,
     2005

                                                              S-6042-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                      AXP(R) U.S. GOVERNMENT MORTGAGE FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP U.S. Government Mortgage Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (99.8%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities(f)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29%              $655,890(d)             $664,913
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                899,323                 918,703
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.15                546,843(d)              541,118
Countrywide Alternative Loan Trust
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              2,838,759               2,909,603
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.66                374,698(d)              369,441
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.44                373,071(d)              368,073
Federal Home Loan Mtge Corp
   01-01-09               7.00                253,677                 265,049
   03-01-10               8.00                444,646                 465,803
   06-01-15               7.50              1,719,181               1,837,393
   12-01-16               6.50                484,072                 511,290
   02-01-17               6.50              2,151,070               2,273,019
   04-01-17               7.00              1,230,396               1,305,345
   10-01-17               8.00                587,111                 630,299
   11-01-17               5.00              2,750,538               2,776,175
   01-01-18               5.50              1,606,043               1,648,060
   05-01-18               5.00              2,266,625               2,290,446
   08-01-18               5.00              2,635,942               2,666,318
   10-01-18               5.00              3,171,193               3,199,952
   03-01-22               6.50                510,194                 535,132
   04-01-22               6.50                976,227               1,030,977
   01-01-30               5.50              2,407,767               2,438,769
   12-01-30               5.50              1,642,442               1,662,983
   06-01-31               8.00                451,632                 486,381
   07-01-32               7.00                235,802                 248,529
   08-01-32               6.50              3,332,316               3,471,646
   04-01-33               6.00              3,026,052               3,136,408
   06-01-33               5.50              2,459,150               2,485,944
   07-01-33               6.00              1,019,097               1,053,189
   08-01-33               5.00              1,702,155               1,684,217
   09-01-33               5.00              2,664,974               2,636,889
   10-01-33               6.00              1,482,754               1,523,610
   04-01-34               6.50                804,689                 839,365
   08-01-34               6.50                813,351                 848,400
  Collateralized Mtge Obligation
   02-15-27               5.00              3,200,000               3,230,154
   10-15-27               5.00              2,225,000               2,243,438
   06-15-28               5.00              2,200,000               2,219,985
   11-15-28               4.50              1,574,648               1,581,505
   01-15-33               5.00                141,649                 141,433
   02-15-33               5.50              3,454,415               3,572,712
  Interest Only
   02-15-14               7.40              1,437,352(g)              101,937
   10-15-22              14.56              1,537,056(g)              121,427
  Interest Only/Inverse Floater
   11-15-19               5.35              1,608,427(c,g)            163,008
   03-15-32               0.00                680,405(c,g)             58,347
Federal Natl Mtge Assn
   05-01-08               7.75                286,999                 299,752
   10-01-09               8.50                130,395                 133,470
   08-01-10               7.50                670,206                 708,579
   04-01-11               6.50                208,999                 220,122
   12-01-11               4.27                997,776                 970,108
   12-01-11               5.10                937,534                 957,845
   01-01-13               4.92                 24,330                  24,618
   02-01-13               4.87                 24,360                  24,576
   07-01-13               4.48                489,445                 486,420
   10-01-13               5.11                 63,942                  65,424
   12-01-13               5.01                542,718                 543,304
   03-01-14               4.60                494,133                 482,808
   08-01-16               6.50                328,266                 347,188
   03-01-17               6.00                954,356                 997,268
   03-01-17               6.50                846,034                 894,715
   03-01-17               7.00                 47,454                  50,069
   04-01-17               7.50                 91,811                  96,706
   05-01-17               6.00                407,416                 425,426
   07-01-17               6.00              5,136,300               5,372,901
   08-01-17               5.50              2,634,109               2,707,583
   09-01-17               6.50              2,348,779               2,480,422
   10-01-17               5.50                816,453                 839,128
   11-01-17               5.50              2,706,194               2,781,375
   12-01-17               5.50              2,306,099               2,370,212
   02-01-18               5.50              2,984,009               3,066,920
   04-01-18               5.50              3,657,038               3,762,436
   05-01-18               5.00              1,819,532               1,834,410
   05-01-18               6.00              1,435,188               1,494,782
   06-01-18               4.50              2,379,633               2,355,232
   06-01-18               5.00              1,796,531               1,814,747
   07-01-18               4.50                411,437                 407,707
   08-01-18               4.50              6,586,516               6,517,613
   10-01-18               5.00              2,576,119               2,597,184
   12-01-18               5.00              1,831,140               1,848,524
   02-01-19               5.00              1,597,787               1,610,852
   09-01-19               6.00              1,148,920               1,196,940
   03-01-20               5.00              2,250,000(b)            2,264,765
   03-01-20               5.50                350,000(b)              358,422
   09-01-22               6.50                782,146                 820,183
   11-01-22               6.00                901,658                 929,348
   03-01-23               5.50              2,022,024               2,064,971
   07-01-23               5.00              1,020,253               1,016,327
   08-01-23               5.50              3,815,533               3,872,762
   09-01-23               5.50              3,080,346               3,125,950
   10-01-23               5.50              1,770,766               1,797,251
   04-01-25               8.00              1,202,105               1,316,491
   07-01-28               5.50              1,600,457               1,619,143
   08-01-28               5.50              1,344,104               1,359,797
   09-01-28               7.50              1,539,102               1,654,129
   12-01-28               7.00              1,562,095               1,668,843
   01-01-29               6.00              1,261,014               1,296,596
   03-01-29               6.50              2,925,648               3,079,199

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   04-01-29               5.00%            $1,884,330              $1,861,246
   05-01-29               6.00                873,723                 898,376
   06-01-29               6.00              4,321,617               4,462,939
   06-01-31               7.00              2,651,669               2,806,320
   09-01-31               7.00              2,592,610               2,762,715
   09-01-31               7.50              2,518,898               2,700,184
   10-01-31               9.50                106,203                 117,583
   11-01-31               6.50              1,109,499               1,158,818
   01-01-32               6.00              1,381,321               1,419,417
   01-01-32               6.50                935,186                 981,102
   03-01-32               7.00              1,064,613               1,133,438
   04-01-32               6.50              2,666,225               2,797,193
   04-01-32               7.00                918,088                 972,500
   05-01-32               6.50              3,983,361               4,172,580
   05-01-32               7.00              3,083,140               3,258,276
   06-01-32               6.50              1,163,120               1,221,172
   08-01-32               6.50              1,459,490               1,530,969
   09-01-32               6.00              2,058,611               2,112,734
   09-01-32               6.50              2,284,837               2,380,917
   10-01-32               5.50                822,539                 830,948
   11-01-32               6.00              3,928,185               4,053,564
   12-01-32               6.00              1,854,085               1,902,831
   12-01-32               7.50                124,603                 133,492
   01-01-33               5.50              1,077,443               1,088,457
   01-01-33               6.00              2,698,408               2,769,352
   01-01-33               7.00              1,216,599               1,282,666
   02-01-33               5.50              2,403,594               2,433,114
   03-01-33               5.50              2,486,782               2,523,997
   03-01-33               6.50                458,262                 479,102
   04-01-33               5.50             11,934,375              12,086,874
   05-01-33               5.50              6,153,628               6,219,410
   05-01-33               6.00              1,904,048               1,957,148
   06-01-33               5.50              3,496,998(b)            3,530,904
   07-01-33               4.85                741,436(d)              742,452
   07-01-33               5.00              1,500,289               1,482,526
   07-01-33               5.50                941,713                 950,844
   07-01-33               5.50              3,327,848(e)            3,360,114
   08-01-33               5.50              1,338,053               1,351,026
   11-01-33               5.50              2,788,103               2,815,136
   01-01-34               6.50                832,713                 874,010
   03-01-34               5.00              4,697,075               4,641,461
   04-01-34               5.00              3,140,191               3,097,264
   09-01-34               4.84              1,935,552(d)            1,955,913
   10-01-34               5.03                789,550(d)              803,532
   12-01-34               4.40                997,529(d)              991,973
   02-01-35               6.50                    189                     197
   03-01-35               5.00              2,000,000(b)            1,970,624
   03-01-35               5.50              4,000,000(b)            4,032,500
   03-01-35               6.00              4,400,000(b)            4,512,749
   03-01-35               6.50              2,600,000(b)            2,707,250
   03-01-35               7.00                900,000(b)              948,938
  Collateralized Mtge Obligation
   12-25-26               8.00                625,404                 664,630
   06-25-44               7.50                795,577                 855,435
  Interest Only
   12-25-12              13.29              1,335,920(g)               82,378
   12-25-31               1.19                812,205(g)              150,789
   12-25-33               0.00                659,170(g)              160,542
  Principal Only
   08-25-44               5.85              1,189,374(h)              951,250
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.45                725,709                 736,471
Govt Natl Mtge Assn
   02-15-30               7.00                266,328                 282,155
   03-15-30               7.00                543,596                 575,899
   12-15-31               6.50                659,732                 692,706
   02-15-32               6.50                695,686                 730,352
   12-15-32               6.00                609,441                 629,605
   07-15-33               5.00                897,873                 895,288
   10-15-33               5.00              1,544,680               1,540,140
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00                581,988                 584,060
  Series 2004-8 Cl 7A1
   09-25-19               5.00                821,518                 823,958
  Series 2005-1 Cl 2A1
   02-25-35               6.00              1,655,868               1,695,388
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.62                424,141(d)              414,602
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              2,004,175               2,007,942
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                904,761                 884,304
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,447,055               2,527,195
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57              1,139,311(d)            1,132,340

Total bonds
(Cost: $280,582,099)                                             $280,485,204

Short-term securities (6.8%)
Issuer                 Effective               Amount                 Value(a)
                        yield                payable at
                                              maturity

U.S. government agencies (3.6%)
Federal Home Loan Mtge Corp Disc Nt
   05-10-05               2.62%            $5,000,000              $4,974,335
Federal Natl Mtge Assn Disc Nt
   05-04-05               2.61              5,100,000               5,076,066
Total                                                              10,050,401

Commercial paper (3.2%)
CRC Funding LLC
   03-01-05               2.61              4,600,000               4,599,666
Thunder Bay Funding LLC
   03-14-05               2.53              4,500,000               4,495,573
Total                                                               9,095,239

Total short-term securities
(Cost: $19,146,373)                                               $19,145,640

Total investments in securities
(Cost: $299,728,472)(i)                                          $299,630,844

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $20,514,098.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 28, 2005. At Feb. 28, 2005 the value of inverse floaters represented 0.1% of net assets.

(d) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                        Notional amount

      Purchase contracts
      U.S. Long Bond, June 2005, 20-year                          $12,600,000

      Sale contracts
      U.S. Treasury Note, March 2005, 2-year                       18,000,000
      U.S. Treasury Note, March 2005, 5-year                        6,100,000

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2005.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2005.

(i) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $299,728,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  1,661,000
      Unrealized depreciation                                      (1,758,000)
                                                                   ----------
      Net unrealized depreciation                                $    (97,000)
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6245-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GOVERNMENT INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005